Loans Receivables (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Loans Receivables (Details) [Line Items]
Advances granted	$ 3,938,989
Fixed interest rate	5.00%
Loans and receivables, category [member]
Loans Receivables (Details) [Line Items]
Advances granted	$ 2,070,421
Fixed interest rate	5.00%
Related Party Other [Member]
Loans Receivables (Details) [Line Items]
Advances granted	$ 2,245,200
Fixed interest rate	5.00%